Acquisition Activity - Pro Forma Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Interest and non-interest income	$ 803,722	$ 699,308
Net income	$ 172,554	$ 69,625
Earnings per share - basic (in usd per share)	$ 4.39	$ 1.88
Earnings per share - diluted (in usd per share)	$ 4.38	$ 1.88